Lease (Tables)	12 Months Ended
Jun. 30, 2023
Lease [Abstract]
Schedule of Operating Lease	Supplemental balance sheet information related to the operating lease was as follows:
	As of June 30,
	2023	2022
Right-of-use assets	$84,892	$461,399

Operating lease liabilities - current	$65,115	$208,926
Operating lease liabilities - non-current	39,634	250,178
Total operating lease liabilities	$104,749	$459,104

Schedule of Remaining Lease Term and Discount Rate	Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.15
Weighted average discount rate	6.92%

Schedule of Future Minimum Rent Payable	As of June 30, 2023, the future minimum rent payable under the non-cancelable operating lease for fiscal years ended June 30 were:
2024	$64,646
2025	49,556
Thereafter	-
Total lease payments	111,202
Less: imputed interest	(6,453)
Present value of lease liabilities	$104,749